Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of warrants issued, exercised and expired
		Weighted
		Avg.
		Exercise
Warrants:	Shares	Price
Balance at December 31, 2017	166,665	$5.88
Issued	—	—
Exercised	—	—
Expired	—	—
Balance at June 30, 2018	166,665	$5.88

Weighted
Avg.
Exercise
Warrants:	Shares	Price
Balance at Inception (October 17, 2016)	166,665	$5.88
Issued	—	—
Exercised	—	—
Expired	—	—
Balance at December 31, 2016	166,665	$5.88
Issued	—	—
Exercised	—	—
Expired	—	—
Balance at December 31, 2017	166,665	$5.88